Investment Risks	Feb. 28, 2026
PRIMECAP Odyssey Stock Fund Series | Stock Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Stock market risk. The chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
PRIMECAP Odyssey Stock Fund Series | Manager Risk Member
Prospectus [Line Items]
Risk [Text Block]	Manager risk. The chance that, as a result of poor security selection by the Advisor, the Fund may underperform relative to its benchmarks or other funds with similar investment objectives.
PRIMECAP Odyssey Stock Fund Series | Investment Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment style risk. The chance that returns from the mix of small-, mid-, and large-cap stocks in the Fund’s portfolio will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently. Additionally, from time to time, growth stocks may be more volatile than the overall stock market.
PRIMECAP Odyssey Stock Fund Series | Sector-Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector-focus risk. Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.
PRIMECAP Odyssey Stock Fund Series | Asset Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset concentration risk. The chance that, because the Fund tends to invest a high percentage of its assets in its largest holdings, the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks.
PRIMECAP Odyssey Stock Fund Series | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer risk. Issuer-specific attributes may cause a security held by the Fund to be more volatile than the market generally. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer.
PRIMECAP Odyssey Stock Fund Series | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk. The chance that the value of foreign securities will be adversely affected by the political and economic environments and other overall economic conditions in the countries where the Fund invests. Investing in foreign securities involves: country risk, which is the chance that domestic events - such as political upheaval, financial troubles, corruption, or natural disasters - will weaken a country’s securities markets; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.
PRIMECAP Odyssey Stock Fund Series | Small- And Mid-Cap Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and mid-cap stocks risk. The chance that small- and mid-cap stocks may trade less frequently or in more limited volume than those of larger, more established companies; may fluctuate in value more; and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
PRIMECAP Odyssey Stock Fund Series | U.S. Administration Foreign Policy And Government Restructuring Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Administration Foreign Policy and Government Restructuring Risk. Since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including through suggestions that the United States should control certain sovereign foreign territories, attempts to restructure federal government agencies with international influence, and the imposition of tariffs and trade barriers on certain foreign countries, including China and long-time U.S. allies. These and other similar actions may have unforeseen consequences on the economy and markets generally, and could negatively impact the Fund.
PRIMECAP Odyssey Stock Fund Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
PRIMECAP Odyssey Growth Fund Series | Stock Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Stock market risk. The chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
PRIMECAP Odyssey Growth Fund Series | Manager Risk Member
Prospectus [Line Items]
Risk [Text Block]	Manager risk. The chance that, as a result of poor security selection by the Advisor, the Fund may underperform relative to its benchmarks or other funds with similar investment objectives.
PRIMECAP Odyssey Growth Fund Series | Investment Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment style risk. The chance that returns from the mix of small-, mid-, and large-cap stocks in the Fund’s portfolio will trail returns from the overall stock market. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently. Additionally, from time to time, growth stocks may be more volatile than the overall stock market.

PRIMECAP Odyssey Growth Fund Series | Sector-Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector-focus risk. Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. As of October 31, 2025, investments in the health care and information technology sectors each represented more than 25% of the Fund's net assets.
PRIMECAP Odyssey Growth Fund Series | Asset Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset concentration risk. The chance that, because the Fund tends to invest a high percentage of its assets in its largest holdings, the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks.
PRIMECAP Odyssey Growth Fund Series | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer risk. Issuer-specific attributes may cause a security held by the Fund to be more volatile than the market generally. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer.
PRIMECAP Odyssey Growth Fund Series | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk. The chance that the value of foreign securities will be adversely affected by the political and economic environments and other overall economic conditions in the countries where the Fund invests. Investing in foreign securities involves: country risk, which is the chance that domestic events - such as political upheaval, financial troubles, corruption, or natural disasters - will weaken a country’s securities markets; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.
PRIMECAP Odyssey Growth Fund Series | Small- And Mid-Cap Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and mid-cap stocks risk. The chance that small- and mid-cap stocks may trade less frequently or in more limited volume than those of larger, more established companies; may fluctuate in value more; and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
PRIMECAP Odyssey Growth Fund Series | U.S. Administration Foreign Policy And Government Restructuring Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Administration Foreign Policy and Government Restructuring Risk. Since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including through suggestions that the United States should control certain sovereign foreign territories, attempts to restructure federal government agencies with international influence, and the imposition of tariffs and trade barriers on certain foreign countries, including China and long-time U.S. allies. These and other similar actions may have unforeseen consequences on the economy and markets generally, and could negatively impact the Fund.
PRIMECAP Odyssey Growth Fund Series | Growth Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth stocks risk. The chance that returns from growth stocks in the Fund’s portfolio will trail returns from the overall stock market. Growth stocks are likely to be more volatile in price than the stock market as a whole. Historically, growth funds have tended to outperform the market as a whole in rising markets and underperform the market as a whole in declining markets. Of course, there is no guarantee that this pattern will continue in the future.
PRIMECAP Odyssey Growth Fund Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
PRIMECAP Odyssey Aggressive Growth Fund Series | Stock Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Stock market risk. The chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
PRIMECAP Odyssey Aggressive Growth Fund Series | Manager Risk Member
Prospectus [Line Items]
Risk [Text Block]	Manager risk. The chance that, as a result of poor security selection by the Advisor, the Fund may underperform relative to its benchmarks or other funds with similar investment objectives.
PRIMECAP Odyssey Aggressive Growth Fund Series | Investment Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment style risk. The chance that returns from the mix of small- and mid-cap stocks in the Fund’s portfolio will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently. Additionally, from time to time, growth stocks may be more volatile than the overall stock market.
PRIMECAP Odyssey Aggressive Growth Fund Series | Sector-Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector-focus risk. Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. As of October 31, 2025, investments in the health care and information technology sectors each represented more than 25% of the Fund's net assets.
PRIMECAP Odyssey Aggressive Growth Fund Series | Asset Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset concentration risk. The chance that, because the Fund tends to invest a high percentage of its assets in its largest holdings, the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks.
PRIMECAP Odyssey Aggressive Growth Fund Series | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer risk. Issuer-specific attributes may cause a security held by the Fund to be more volatile than the market generally. An individual security may also be affected by factors related to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or another event affecting a single issuer.
PRIMECAP Odyssey Aggressive Growth Fund Series | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign securities risk. The chance that the value of foreign securities will be adversely affected by the political and economic environments and other overall economic conditions in the countries where the Fund invests. Investing in foreign securities involves: country risk, which is the chance that domestic events - such as political upheaval, financial troubles, corruption, or natural disasters - will weaken a country’s securities markets; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.
PRIMECAP Odyssey Aggressive Growth Fund Series | Small- And Mid-Cap Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small- and mid-cap stocks risk. The chance that small- and mid-cap stocks may trade less frequently or in more limited volume than those of larger, more established companies; may fluctuate in value more; and, as a group, may suffer more severe price declines during periods of generally declining stock prices.
PRIMECAP Odyssey Aggressive Growth Fund Series | U.S. Administration Foreign Policy And Government Restructuring Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Administration Foreign Policy and Government Restructuring Risk. Since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including through suggestions that the United States should control certain sovereign foreign territories, attempts to restructure federal government agencies with international influence, and the imposition of tariffs and trade barriers on certain foreign countries, including China and long-time U.S. allies. These and other similar actions may have unforeseen consequences on the economy and markets generally, and could negatively impact the Fund.

PRIMECAP Odyssey Aggressive Growth Fund Series | Growth Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth stocks risk. The chance that returns from growth stocks in the Fund’s portfolio will trail returns from the overall stock market. Growth stocks are likely to be more volatile in price than the stock market as a whole. Historically, growth funds have tended to outperform the market as a whole in rising markets and underperform the market as a whole in declining markets. Of course, there is no guarantee that this pattern will continue in the future.
PRIMECAP Odyssey Aggressive Growth Fund Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.